Consolidated Condensed Statements of Stockholders' Equity (Deficit) (Parenthetical)	12 Months Ended
Dec. 31, 2025 USD ($) shares
Conversion of stock, shares converted	905,566
Conversion of Stock, Shares Issued	45,000
Class A Ordinary Shares [Member]
Conversion of stock, shares converted	45,203,220
Conversion of Stock, Shares Issued	2,249,999
Debt conversion original debt, amount | $	$ 2,250,000
Debt conversion original debt, amount	375,001
Class B Ordinary Shares [Member]
Conversion of stock, shares converted	75,000